Income tax and deferred taxes (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense by foreign and domestic parties, net
Current income tax expense	$ (99,275)	$ (104,261)	$ (206,382)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	29,096	(5,758)	27,407
Tax expense using the effective rate	(70,179)	(110,019)	(178,975)
Foreign countries [member]
Current income tax expense by foreign and domestic parties, net
Current income tax expense	(9,782)	(7,394)	(7,516)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	10,284	2,370	(1,885)
Country of domicile [member]
Current income tax expense by foreign and domestic parties, net
Current income tax expense	(89,493)	(96,867)	(198,866)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	$ 18,812	$ (8,128)	$ 29,292